Directors' and executive committee emoluments (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Salary and allowances	R 584,648	R 564,207	R 554,793
Total related parties
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Directors' fees	4,091	3,911	3,537
Salary and allowances	20,804	19,221	18,846
Other benefits	528	490	482
Retirement fund	675	634	873
Performance bonuses	25,213	18,522	9,823
Emoluments	51,311	42,778	33,561
Non-executive directors
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Directors' fees	3,786	3,645	3,442
Salary and allowances	0	0	0
Other benefits	0	0	0
Retirement fund	0	0	0
Performance bonuses	0	0	0
Emoluments	3,786	3,645	3,442
Value added tax	305	266	95
Non-executive directors | R Bruyns
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Directors' fees	900	773	794
Salary and allowances	0	0	0
Other benefits	0	0	0
Retirement fund	0	0	0
Performance bonuses	0	0	0
Emoluments	900	773	794
Non-executive directors | F Futwa
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Directors' fees	371
Salary and allowances	0
Other benefits	0
Retirement fund	0
Performance bonuses	0
Emoluments	371
Non-executive directors | C Ewing
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Directors' fees		348	570
Salary and allowances		0	0
Other benefits		0	0
Retirement fund		0	0
Performance bonuses		0	0
Emoluments		348	570
Non-executive directors | R Frew
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Directors' fees	760	746	566
Salary and allowances	0	0	0
Other benefits	0	0	0
Retirement fund	0	0	0
Performance bonuses	0	0	0
Emoluments	760	746	566
Non-executive directors | E Banda
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Directors' fees	130	486	470
Salary and allowances	0	0	0
Other benefits	0	0	0
Retirement fund	0	0	0
Performance bonuses	0	0	0
Emoluments	130	486	470
Non-executive directors | A Welton
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Directors' fees	625	614	650
Salary and allowances	0	0	0
Other benefits	0	0	0
Retirement fund	0	0	0
Performance bonuses	0	0	0
Emoluments	625	614	650
Non-executive directors | M Lamberti
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Directors' fees			115
Salary and allowances			0
Other benefits			0
Retirement fund			0
Performance bonuses			0
Emoluments			115
Non-executive directors | I Jacobs
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Directors' fees	400	386	277
Salary and allowances	0	0	0
Other benefits	0	0	0
Retirement fund	0	0	0
Performance bonuses	0	0	0
Emoluments	400	386	277
Non-executive directors | F Roji-Maplanka
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Directors' fees	600	292
Salary and allowances	0	0
Other benefits	0	0
Retirement fund	0	0
Performance bonuses	0	0
Emoluments	600	292
Non-executive directors | G Nakos
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Directors' fees			0
Salary and allowances			0
Other benefits			0
Retirement fund			0
Performance bonuses			0
Emoluments			0
Executive committee | S Joselowitz
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Directors' fees	0	0	0
Salary and allowances	7,383	6,841	7,219
Other benefits	0	0	0
Retirement fund	0	0	0
Performance bonuses	9,276	6,737	3,404
Emoluments	16,659	13,578	10,623
Executive committee | M Pydigadu
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Directors' fees			0
Salary and allowances			2,101
Other benefits			98
Retirement fund			80
Performance bonuses			1,206
Emoluments			3,485
Executive committee | C Tasker
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Directors' fees	0	0	0
Salary and allowances	5,820	5,393	3,612
Other benefits	0	0	178
Retirement fund	0	0	256
Performance bonuses	7,097	4,133	1,511
Emoluments	12,917	9,526	5,557
Executive committee | B Horan
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Directors' fees			0
Salary and allowances			1,215
Other benefits			63
Retirement fund			47
Performance bonuses			1,456
Emoluments			2,781
Executive committee | P Dell
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Directors' fees	0	0	0
Salary and allowances	1,950	1,844	275
Other benefits	180	100	14
Retirement fund	77	71	11
Performance bonuses	2,774	1,750	0
Emoluments	4,981	3,765	300
Executive committee | G Pretorius
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Directors' fees	0	0	0
Salary and allowances	2,843	2,573	2,096
Other benefits	281	268	129
Retirement fund	481	433	335
Performance bonuses	3,280	3,299	1,147
Emoluments	6,885	6,573	3,707
Executive committee | C Lewis
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Directors' fees	0	0	0
Salary and allowances	2,808	2,570	2,328
Other benefits	67	122	0
Retirement fund	117	130	144
Performance bonuses	2,786	2,603	1,099
Emoluments	R 5,778	R 5,425	R 3,571